Notes Payable to Related Parties (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Notes Payable to Related Parties Loan

The terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Note Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9%	235,000
Vivek Sehgal	4/17/2023	2/1/2026	Current	10%	50,000
Ajesh Kapoor	5/5/2023	2/1/2026	Current	10%	50,000
Ajesh Kapoor	5/17/2023	2/1/2026	Current	10%	165,000

Balance as of June 30, 2025					$650,000

Less: current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000

Previously Reported [Member]
Schedule of Notes Payable to Related Parties Loan

The terms of each loan are summarized in the table below:

	Issue	Maturity		Interest
Note Holder	Date	Date	Status	Rate	Principal
Ajesh Kapoor	7/10/2021	7/10/2026	Current	9%	$150,000
Ajesh Kapoor	8/27/2021	8/26/2026	Current	9%	235,000
Vivek Sehgal	4/17/2023	10/13/2023	Default	10%	50,000
Ajesh Kapoor	5/5/2023	5/4/2024	Default	10%	50,000
Ajesh Kapoor	5/17/2023	5/16/2024	Default	10%	165,000

Balance as of December 31, 2024					$650,000

Less: current portion of notes payable to related parties					265,000

Notes payable to related parties, net of current portion					$385,000